Shareholder Report	12 Months Ended	69 Months Ended
	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Central Investment Portfolios LLC
Entity Central Index Key	0001303459
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Fidelity U.S. Equity Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® U.S. Equity Central Fund
Class Name	Fidelity® U.S. Equity Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® U.S. Equity Central Fund for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® U.S. Equity Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. Investable Market 2500 Index S&P 500 Linked Index (1/1/25) for the fiscal year, led by information technology. Picks in communication services and industrials also boosted the fund's relative performance.
•The fund's non-benchmark stake in SK Hynix gained approximately 660% and was the top individual relative contributor. This period we decreased our investment in SK Hynix. The second-largest relative contributor was an overweight in Micron Technology (+822%), one of our biggest holdings at period end. Another notable relative contributor was our stake in Marvell Technology (+282%). This period we decreased our investment in the stock.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology, though it was still only a minor headwind for the portfolio.
•The biggest individual relative detractor was an underweight in Advanced Micro Devices (+309%). This period we increased our investment in Advanced Micro Devices. A second notable relative detractor was an underweight in Sandisk (+957%), a position we established this period. An underweight in Applied Materials (+298%) also detracted. This was an investment we established this period.
•Notable changes in positioning include decreased exposure to the financials and consumer staples sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 18, 2020 through June 30, 2026. Initial investment of $10,000. Fidelity® U.S. Equity Central Fund $10,000 $13,447 $11,332 $13,706 $16,617 $18,969 $25,058 MSCI U.S. Investable Market 2500 Index S&P 500 Linked Index (1/1/25) $10,000 $13,399 $11,554 $13,777 $16,979 $19,650 $24,037 S&P 500® Index $10,000 $13,100 $11,709 $14,003 $17,442 $20,087 $24,571 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® U.S. Equity Central Fund 32.10% 13.26% 17.21% MSCI U.S. Investable Market 2500 Index S&P 500 Linked Index (1/1/25) 22.32% 12.40% 16.37% S&P 500® Index 22.32% 13.41% 16.82% A From September 18, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Sep. 18, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 23,843,752,590	$ 23,843,752,590
Holdings Count | shares	403	403
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$23,843,752,590
Number of Holdings	403
Total Advisory Fee	$0
Portfolio Turnover	53%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 37.0 Financials 11.1 Communication Services 10.3 Consumer Discretionary 9.0 Health Care 9.0 Industrials 8.9 Consumer Staples 4.6 Energy 2.9 Utilities 2.0 Materials 1.8 Real Estate 1.8 Common Stocks 97.7 Preferred Stocks 0.7 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.7 Preferred Stocks - 0.7 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.6 United States 96.2 Taiwan 1.7 Canada 0.8 Netherlands 0.5 United Kingdom 0.4 Denmark 0.2 Belgium 0.1 Korea (South) 0.1 Germany 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.2 Taiwan - 1.7 Canada - 0.8 Netherlands - 0.5 United Kingdom - 0.4 Denmark - 0.2 Belgium - 0.1 Korea (South) - 0.1 Germany - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.3 Alphabet Inc Class A 7.1 Apple Inc 6.0 Amazon.com Inc 3.9 Microsoft Corp 3.7 Broadcom Inc 2.6 Micron Technology Inc 2.3 Tesla Inc 1.7 Mastercard Inc Class A 1.6 Meta Platforms Inc Class A 1.6 38.8